Subsequent Events (Details Narrative)		1 Months Ended	3 Months Ended		6 Months Ended
	Sep. 08, 2025 USD ($) Vessel Capacity	Aug. 31, 2025 USD ($) Capacity	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) Capacity	Jun. 30, 2024 USD ($) Capacity	Dec. 31, 2024 USD ($)
Subsequent Event [Line Items]
Vessel year built					2025	2024
Vessel capacity in DWT | Capacity					7,700	5,300
Aggregate gross sale price			$ 4,552,275,000		$ 4,552,275,000		$ 4,241,292,000
Aggregate gross sale proceeds					33,717,000	$ 91,400,000
Aggregate gain on sale of vessels			$ 5,601,000	$ 7,256,000	$ (329,000)	$ 9,133,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate gross sale price		$ 22,550,000
Aggregate gain on sale of vessels		$ 20,891,000
Subsequent Event [Member] | 2005-built Panamax [Member]
Subsequent Event [Line Items]
Vessel year built		2005
Vessel capacity in DWT | Capacity		75,397
Subsequent Event [Member] | 2007-built MR2 Product Tanker Vessel [Member]
Subsequent Event [Line Items]
Vessel year built		2007
Vessel capacity in DWT | Capacity		50,922
Four TEU Newbuilding Methanol-ready And Scrubber-fitted Containerships [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Vessel capacity in TEU | Capacity	8,850
Property, Plant and Equipment, Additions	$ 115,095,000
Number of vessels | Vessel	4
Vessels chartered-out, net per day	$ 44,100
Vessels chartered-out period	5 years 2 months 12 days
Vessels chartered-out additional period	1 year
Vessels chartered-out additional year, net per day	$ 41,600
Four TEU Newbuilding Methanol-ready And Scrubber-fitted Containerships [Member] | Subsequent Event [Member] | Vessels Delivered Period One [Member]
Subsequent Event [Line Items]
Date of expected delivery of vessel	second half of 2027
Four TEU Newbuilding Methanol-ready And Scrubber-fitted Containerships [Member] | Subsequent Event [Member] | Vessels Delivered Period Two [Member]
Subsequent Event [Line Items]
Date of expected delivery of vessel	first quarter of 2028